                                                              File Nos. 33-47216
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 21

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 32

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

                   It is proposed that this filing will become
                                   effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ----
       X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
     ----
          60 days after filing pursuant to paragraph (a) (1) of Rule 485
     ----
          on (date) pursuant to paragraph (a) (1) of Rule 485
     ----
          this post-effective amendment designates a new effective
     ---- date for a previously filed post-effective amendment

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 will be filed on or before March 30, 2000.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.             CAPTION IN PROSPECTUS
1.............................Cover Page

2.............................Special Terms

3.............................Summary of Fees and Expenses; Summary of Contract Features

4.............................Condensed Financial Information; Performance Information

5.............................Description of the Companies, the Variable Accounts, the Trust, Fidelity VIP,
                              and T. Rowe Price

6.............................Charges and Deductions

7.............................Description of the Contract

8.............................Electing the Form of Annuity and the Annuity Date;  Description of Variable
                              Annuity Payout Options; Annuity Benefit Payments

9.............................Death Benefit

10............................Payments; Computation of Values; Distribution

11............................Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal
                              Without Surrender Charge; Texas Optional Retirement Program

12............................Federal Tax Considerations

13............................Legal Matters

14............................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15............................Cover Page

16............................Table of Contents

17............................General Information and History

18............................Services

19............................Underwriters

21............................Performance Information

22............................Annuity Benefit Payments

23............................Financial Statements

                     ALLMERICA SELECT SEPARATE ACCOUNT
                    (ALLMERICA SELECT RESOURCE I and II)

            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
               FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                 SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000


                                   * * *


An Application for an Order of Exemption has been filed with the Securities and Exchange Commission on behalf of Allmerica Financial Life Insurance and Annuity Company, First Allmerica Financial Life Insurance Company, Allmerica Select Separate Account, and Allmerica Investments, Inc. (collectively referred to herein as the "Applicants"), to permit the Applicants to deduct a charge for an optional benefit rider in the manner set out in "WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?" under the SUMMARY OF CONTRACT FEATURES, and "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" under the CHARGES AND DEDUCTIONS sections of the prospectus. The language contained in the prospectus describing the charge for the optional benefit rider will apply once the Application for an Order of Exemption has been granted.

While the Application for an Order of Exemption is pending, the fifth paragraph of "WHAT CHARGES WILL I INCUR UNDER MY CONTRACT" and the first two paragraphs of "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" are hereby replaced by the following:

Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month, multiplied by 1/12th of the following annual percentage rates:

                                   * * *

   SUPPLEMENT DATED MAY 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Allmerica Select Resource II variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


This Prospectus also includes important information about the Allmerica Select Resource I contract which is no longer being sold. See Appendix F.

A Statement of Additional Information dated May 1, 2000 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


FUND                                         INVESTMENT ADVISER
----                                         ------------------
Select Emerging Markets Fund                 Schroder Investment Management North America Inc.
Select International Equity Fund             Bank of Ireland Asset Management (U.S.) Limited
T. Rowe Price International Stock Portfolio  Rowe Price-Fleming International, Inc.
Select Aggressive Growth Fund                Nicholas-Applegate Capital Management, L.P.
Select Capital Appreciation Fund             T. Rowe Price Associates, Inc.
Select Value Opportunity Fund                Cramer Rosenthal McGlynn, LLC
Select Growth Fund                           Putnam Investment Management, Inc.
Select Strategic Growth Fund                 TCW Investment Management Company
Fidelity VIP Growth Fund                     Fidelity Management & Research Company
Select Growth and Income Fund                J. P. Morgan Investment Management Inc.
Fidelity VIP Equity-Income Portfolio         Fidelity Management & Research Company
Fidelity VIP High Income Portfolio           Fidelity Management & Research Company
Select Income Fund*                          Standish, Ayer & Wood, Inc.
Money Market Fund                            Allmerica Asset Management, Inc.



*On or about July 1, 2000, subject to regulatory approval, shares of the Select Investment Grade Income Fund will be substituted for shares of the Select Income Fund. As of the substitution date, shares of the Select Investment Grade Income Fund will be available and shares of the Select Income Fund will no longer be offered.



The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2000

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, THE
 TRUST,
 FIDELITY VIP AND T. ROWE PRICE.............................        18
INVESTMENT OBJECTIVES AND POLICIES..........................        20
PERFORMANCE INFORMATION.....................................        22
DESCRIPTION OF THE CONTRACT.................................        24
  A.   Payments.............................................        24
  B.   Right to Cancel Individual Retirement Annuity........        24
  C.   Right to Cancel All Other Contracts..................        25
  D.   Transfer Privilege...................................        25
        Asset Allocation Model Reallocations................        26
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        26
  E.   Surrender............................................        27
  F.   Withdrawals..........................................        27
        Systematic Withdrawals..............................        28
        Life Expectancy Distributions.......................        28
  G.   Death Benefit........................................        29
        Death of the Annuitant Prior to the Annuity Date....        29
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        29
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        29
        Death of the Annuitant On or After the Annuity
        Date................................................        30
  H.   The Spouse of the Owner as Beneficiary...............        30
  I.   Assignment...........................................        30
  J.   Electing the Form of Annuity and the Annuity Date....        30
  K.   Description of Variable Annuity Payout Options.......        31
  L.   Annuity Benefit Payments.............................        32
        Determination of the First Variable Annuity Benefit
        Payment.............................................        32
        The Annuity Unit....................................        33
        Determination of the Number of Annuity Units........        33
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        33
  M.  Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        34
  N.   NORRIS Decision......................................        36
  O.   Computation of Values................................        36
        The Accumulation Unit...............................        36
        Net Investment Factor...............................        36
CHARGES AND DEDUCTIONS......................................        37
  A.   Variable Account Deductions..........................        37
        Mortality and Expense Risk Charge...................        37
        Administrative Expense Charge.......................        37
        Other Charges.......................................        37
  B.   Contract Fee.........................................        38
  C.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        38
  D.   Premium Taxes........................................        38
  E.   Surrender Charge.....................................        39
        Charge for Surrender and Withdrawal.................        39
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        40
        Withdrawal Without Surrender Charge.................        41
        Surrenders..........................................        41
        Charge at the Time Annuity Benefit Payments Begin...        41

  F.   Transfer Charge......................................        42
GUARANTEE PERIOD ACCOUNTS...................................        43
FEDERAL TAX CONSIDERATIONS..................................        45
  A.   General..............................................        45
        The Company.........................................        45
        Diversification Requirements........................        45
        Investor Control....................................        45
  B.   Qualified and Non-Qualified Contracts................        46
  C.   Taxation of the Contracts in General.................        46
        Withdrawals Prior to Annuitization..................        46
        Annuity Payouts After Annuitization.................        46
        Penalty on Distribution.............................        46
        Assignments or Transfers............................        47
        Nonnatural Owners...................................        47
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        47
  D.   Tax Withholding......................................        47
  E.   Provisions Applicable to Qualified Employer Plans....        48
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        48
        Individual Retirement Annuities.....................        48
        Tax-Sheltered Annuities.............................        48
        Texas Optional Retirement Program...................        49
STATEMENTS AND REPORTS......................................        49
LOANS (QUALIFIED CONTRACTS ONLY)............................        49
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        49
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        50
VOTING RIGHTS...............................................        51
DISTRIBUTION................................................        51
LEGAL MATTERS...............................................        51
FURTHER INFORMATION.........................................        52
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE
 INSURANCE AND ANNUITY COMPANY).............................       B-1
APPENDIX C -- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL
 LIFE INSURANCE COMPANY)....................................       C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       D-1
APPENDIX E -- THE DEATH BENEFIT.............................       E-1
APPENDIX F -- DIFFERENCES UNDER THE ALLMERICA SELECT
 RESOURCE I CONTRACT........................................       F-1
APPENDIX G -- CONDENSED FINANCIAL INFORMATION...............       G-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         7
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS


ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.



ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.



ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.



ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.



ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.



COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.



FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.



FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.



GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.



GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.



GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.



GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.



MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.



OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.



SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("Trust"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), or the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").



SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUNDS (FUNDS): an investment portfolio of the Trust, Fidelity VIP or
T. Rowe Price in which a Sub-Account invests.



VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.



VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.



VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Allmerica Select Resource II Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" in CHARGES AND DEDUCTIONS.



                                                                  YEARS FROM
                                                                DATE OF PAYMENT    CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
                                                                      0-1           6.5%
                                                                       2            6.0%
                                                                       3            5.0%
                                                                       4            4.0%
                                                                       5            3.0%
                                                                       6            2.0%
                                                                       7            1.0%
                                                                  More than 7       0.0%
SURRENDER CHARGE:*
  This charge may be assessed upon surrender, withdrawal or
  annuitization under any commutable period certain option
  or a noncommutable fixed period certain option of less
  than ten years. The charge is a percentage of payments
  applied to the amount surrendered (in excess of any amount that is free of surrender charge) within the indicated
  time period.

TRANSFER CHARGE:                                                                    None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                                $30
  The fee is deducted annually and upon surrender prior to
  the Annuity Date when Accumulated Value is less than
  $50,000. The fee is waived for Contracts issued to and
  maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of the
  Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.15%
      with a fifteen-year waiting period:

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                               1.25%
  Administrative Expense Charge:                                                   0.15%
                                                                                   ------
  Total Annual Expenses:                                                           1.40%



*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see

"Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTIONS section.



(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underling Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.



                                                                                     TOTAL FUND
                                            MANAGEMENT FEE     OTHER EXPENSES     EXPENSES (AFTER
                                              (AFTER ANY         (AFTER ANY         ANY WAIVERS/
UNDERLYING FUND                           VOLUNTARY WAIVERS)   REIMBURSEMENTS)    REIMBURSEMENTS)
---------------                           ------------------   ---------------   ------------------
Select Emerging Markets Fund............         1.35%               0.57%        1.92%(1)(2)
Select International Equity Fund........         0.89%               0.13%        1.02%(1)(2)
T. Rowe Price International Stock
 Portfolio..............................         1.05%               0.00%        1.05%
Select Aggressive Growth Fund...........         0.81%*              0.06%        0.87%(1)(2)*
Select Capital Appreciation Fund........         0.90%*              0.07%        0.97%(1)*
Select Value Opportunity Fund...........         0.90%               0.07%        0.97%(1)(2)
Select Growth Fund......................         0.78%               0.05%        0.83%(1)(2)
Select Strategic Growth Fund............         0.85%               0.35%        1.20%(1)(2)
Fidelity VIP Growth Portfolio...........         0.58%               0.08%        0.66%(3)
Select Growth and Income Fund...........         0.67%               0.07%        0.74%(1)(2)
Fidelity VIP Equity-Income Portfolio....         0.48%               0.09%        0.57%(3)
Fidelity VIP High Income Portfolio......         0.58%               0.11%        0.69%
Select Income Fund......................         0.52%               0.09%        0.61%(1)
Money Market Fund.......................         0.24%               0.05%        0.29%(1)


*Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.


(1)Until further notice, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income Fund and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.



Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.


Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.


(2)These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.88% for Select Emerging Markets Fund, 1.01% for Select International Equity Fund, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.



(3)A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.65% for the Fidelity VIP Growth Portfolio and 0.56% for the Fidelity VIP Equity-Income Portfolio.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


See Appendix F for the expense examples for Select Resource I Contracts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Rider:**


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Select Emerging Markets Fund...............................    $93        $151       $204       $365
Select International Equity Fund...........................    $85        $125       $161       $280
T. Rowe Price International Stock Portfolio................    $85        $126       $163       $283
Select Aggressive Growth Fund..............................    $83        $121       $154       $265
Select Capital Appreciation Fund...........................    $84        $124       $159       $275
Select Value Opportunity Fund..............................    $84        $124       $159       $275
Select Growth Fund.........................................    $83        $120       $152       $261
Select Strategic Growth Fund...............................    $87        $130       $170       $297
Fidelity VIP Growth Portfolio..............................    $82        $115       $143       $243
Select Growth and Income Fund..............................    $82        $117       $147       $251
Fidelity VIP Equity-Income Portfolio.......................    $81        $112       $138       $234
Fidelity VIP High Income Portfolio.........................    $82        $116       $144       $246
Select Income Fund.........................................    $80        $110       $134       $225
Money Market Fund..........................................    $78        $104       $124       $204

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Select Emerging Markets Fund...............................    $96        $157       $216       $387
Select International Equity Fund...........................    $87        $132       $173       $304
T. Rowe Price International Stock Portfolio................    $88        $133       $175       $307
Select Aggressive Growth Fund..............................    $86        $128       $166       $290
Select Capital Appreciation Fund...........................    $87        $131       $171       $299
Select Value Opportunity Fund..............................    $87        $131       $171       $299
Select Growth Fund.........................................    $85        $127       $164       $286
Select Strategic Growth Fund...............................    $89        $137       $182       $321
Fidelity VIP Growth Portfolio..............................    $84        $122       $156       $269
Select Growth and Income Fund..............................    $85        $124       $160       $277
Fidelity VIP Equity-Income Portfolio.......................    $83        $119       $151       $260
Fidelity VIP High Income Portfolio.........................    $84        $123       $157       $272
Select Income Fund.........................................    $82        $117       $147       $251
Money Market Fund..........................................    $80        $111       $137       $231


(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Select Emerging Markets Fund...............................    $34        $103       $175       $365
Select International Equity Fund...........................    $25        $ 77       $131       $280
T. Rowe Price International Stock Portfolio................    $25        $ 78       $133       $283
Select Aggressive Growth Fund..............................    $23        $ 72       $124       $265
Select Capital Appreciation Fund...........................    $24        $ 75       $129       $275
Select Value Opportunity Fund..............................    $24        $ 75       $129       $275
Select Growth Fund.........................................    $23        $ 71       $122       $261
Select Strategic Growth Fund...............................    $27        $ 82       $140       $297
Fidelity VIP Growth Portfolio..............................    $21        $ 66       $113       $243
Select Growth and Income Fund..............................    $22        $ 68       $117       $251
Fidelity VIP Equity-Income Portfolio.......................    $20        $ 63       $108       $234
Fidelity VIP High Income Portfolio.........................    $22        $ 67       $114       $246
Select Income Fund.........................................    $20        $ 61       $104       $225
Money Market Fund..........................................    $18        $ 54       $ 94       $204

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Select Emerging Markets Fund...............................    $36        $111       $187       $387
Select International Equity Fund...........................    $27        $ 84       $143       $304
T. Rowe Price International Stock Portfolio................    $28        $ 85       $145       $307
Select Aggressive Growth Fund..............................    $26        $ 80       $136       $290
Select Capital Appreciation Fund...........................    $27        $ 83       $141       $299
Select Value Opportunity Fund..............................    $27        $ 83       $141       $299
Select Growth Fund.........................................    $26        $ 78       $134       $286
Select Strategic Growth Fund...............................    $29        $ 89       $152       $321
Fidelity VIP Growth Portfolio..............................    $24        $ 73       $126       $269
Select Growth and Income Fund..............................    $25        $ 76       $130       $277
Fidelity VIP Equity-Income Portfolio.......................    $23        $ 71       $121       $260
Fidelity VIP High Income Portfolio.........................    $24        $ 74       $127       $272
Select Income Fund.........................................    $22        $ 68       $117       $251
Money Market Fund..........................................    $20        $ 62       $107       $231


*The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable period certain option of ten years or longer.


**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY?

The Allmerica Select Resource II variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;


    - issue age up to your 90th birthday (as long as the Annuitant is under age 90.)



The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the combination of portfolios of securities ("Underlying Funds") under your Contract, the Guarantee Period Accounts, and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


I HAVE THE ALLMERICA SELECT RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Allmerica Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Allmerica Select Resource II") except as specifically indicated in APPENDIX
F -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:


    - periodic payments for the Annuitant's lifetime;



    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;



    - periodic payments over a specified number of years (1 to 30) - under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.



An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value, increased by any positive Market Value Adjustment if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.


For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $1,000 minimum for your initial payment and a $50 minimum for any additional payments. (A lower initial payment amount is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

You may allocate payments among fourteen Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account.

THE FOURTEEN UNDERLYING FUNDS ARE:

    - Select Emerging Markets Fund
     Managed by Schroder Investment Management North America Inc.

    - Select International Equity Fund
     Managed by Bank of Ireland Asset Management (U.S.) Limited

    - T. Rowe Price International Stock Portfolio
     Managed by Rowe Price-Fleming International, Inc.

    - Select Aggressive Growth Fund
     Managed by Nicholas-Applegate Capital Management, L.P.

    - Select Capital Appreciation Fund
     Managed by T. Rowe Price Associates, Inc.

    - Select Value Opportunity Fund
     Managed by Cramer Rosenthal McGlynn, LLC

    - Select Growth Fund
     Managed by Putnam Investment Management, Inc.


    - Select Strategic Growth Fund
     Managed by TCW Investment Management Company


    - Fidelity VIP Growth Portfolio
     Managed by Fidelity Management & Research Company

    - Select Growth and Income Fund
     Managed by J. P. Morgan Investment Management Inc.

    - Fidelity VIP Equity-Income Portfolio
     Managed by Fidelity Management & Research Company

    - Fidelity VIP High Income Portfolio
     Managed by Fidelity Management & Research Company

    - Select Income Fund*
     Managed by Standish, Ayer & Wood, Inc.

    - Money Market Fund
     Managed by Allmerica Asset Management, Inc.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


*On or about July 1, 2000, subject to regulatory approval, shares of the Select Investment Grade Income Fund will be substituted for shares of the Select Income Fund. Allmerica Asset Management, Inc will manage the Select Investment Grade Income Fund.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.


THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.


WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS AND HOW ARE THEY
  SELECTED?


BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm, assists the Company in the selection of the Contract's Underlying Funds. In addition, BARRA RogersCasey assists the Trust in the selection of investment advisers for the Funds of the Trust. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no decision-making authority with respect to the Funds, and is not responsible for advice provided by Allmerica Financial Investment Management Services, Inc. ("AFIMS") or the investment advisers.

AFIMS, an affiliate of the Company, is the investment manager of the Trust. AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees in consultation with BARRA RogersCasey. Each Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of the Trust, or the addition or deletion of any other Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

Fidelity Management & Research Company ("FMR") is the investment adviser of Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.


Rowe Price-Fleming International, Inc. ("Price-Fleming") is the investment adviser of T. Rowe Price. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers with approximately

$42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires.


The following are the investment advisers of the Funds:


FUND                                          INVESTMENT ADVISER
----                                          ------------------
Select Emerging Markets Fund                  Schroder Investment Management North America Inc.
Select International Equity Fund              Bank of Ireland Asset Management (U.S.) Limited
T. Rowe Price International Stock Portfolio   Rowe Price-Fleming International, Inc.
Select Aggressive Growth Fund                 Nicholas-Applegate Capital Management, L.P.
Select Capital Appreciation Fund              T. Rowe Price Associates, Inc.
Select Value Opportunity Fund                 Cramer Rosenthal McGlynn, LLC
Select Growth Fund                            Putnam Investment Management, Inc.
Select Strategic Growth Fund                  TCW Investment Management Company
Fidelity VIP Growth Portfolio                 Fidelity Management & Research Company
Select Growth and Income Fund                 J. P. Morgan Investment Management Inc.
Fidelity VIP Equity-Income Portfolio          Fidelity Management & Research Company
Fidelity VIP High Income Portfolio            Fidelity Management & Research Company
Select Income Fund                            Standish, Ayer & Wood, Inc.
Money Market Fund                             Allmerica Asset Management, Inc.



*On or about July 1, 2000, subject to regulatory approval, shares of the Select Investment Grade Income Fund will be substituted for shares of the Select Income Fund. Allmerica Asset Management, Inc will manage the Select Investment Grade Income Fund.



CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. As of the date of this Prospectus, transfers may be made to and among all of the available Sub-Accounts. However, should additional Funds be added to the Contract, the Company reserves the right to limit the number of Sub-Accounts which may be used during the life of the Contract. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be earnings if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see

"Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTION section.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

    - Gross payments, with interest compounding daily at an effective annual yield of 5%, starting on the date each payment was applied and continuing throughout that payment's entire accumulation phase, (5% compounding not available in Hawaii and New York), reduced proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments.) The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?


If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.


Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "D. Premium Taxes."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under the SUMMARY OF FEES AND EXPENSES section.



Subject to state availability, the Company currently offers an optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider for an additional charge. If you elect the Rider, a separate monthly charge is deducted from the Contract's Accumulated Value at the end of each month within which the Rider has been in effect. The charge is assessed by multiplying the Accumulated Value on the last day of each month and, if applicable, on the date the Rider is terminated by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  fifteen-year waiting period...............................  0.15%



For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.


CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of Accumulated Value among your current investments without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                   THE TRUST, FIDELITY VIP, AND T. ROWE PRICE

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, Allmerica Financial had over $17 billion in assets and over $26 billion of life insurance in force.

Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


ALLMERICA SELECT SEPARATE ACCOUNT. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.



The Variable Account is a separate investment account of the Company with fourteen Sub-Accounts. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Ten investment portfolios of the Trust currently are available under the Contract, each issuing a series of shares: Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.


The trustees have overall responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc., ("AFIMS") a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of the Trust. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.



AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees, in consultation with BARRA
RogersCasey, Inc. ("BARRA RogersCasey") a pension consulting firm. The cost of such consultation is borne by AFIMS. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds and has no responsibility for any investment advice or other services provided to the Funds by AFIMS or the Sub-Advisers. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to the Trustees' and/or AFIMS' instructions. AFIMS is solely responsible for the payment of all fees for investment management services.



Each independent Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of the Trust, or the addition or deletion of a Fund. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust. The Sub-Advisers (other than Allmerica Asset
Management, Inc.) are not affiliated with the Company or the Trust.



Other than expenses specifically assumed by AFIMS under the Management Agreement, the Trust bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.



Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.



T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming
International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Contracts: the T. Rowe Price International Stock Portfolio. One of its affiliates, T. Rowe Price Associates, Inc., serves as the Sub-Adviser to the Select Capital Appreciation Fund.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES, MAY BE FOUND IN THE RESPECTIVE PROSPECTUSES OF THE TRUST, FIDELITY VIP AND T. ROWE PRICE, WHICH PROSPECTUSES ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the payments made under the Contract.


SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Investment Management North America Inc.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The manager of the Portfolio is Rowe Price-Fleming
International, Inc.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management L.P.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is T. Rowe Price Associates, Inc.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is TCW Investment Management Company

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is J. P. Morgan Investment Management Inc.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as junk bonds), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

SELECT INCOME FUND* -- seeks a high level of current income. The Fund invest will invest primarily in investment- grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer & Wood, Inc.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.


*On or about July 1, 2000, subject to regulatory approval, shares of the Select Investment Grade Income Fund will be substituted for shares of the Select Income Fund. The Select Investment Grade Income Fund seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. Allmerica Asset Management, Inc. is the Sub-Adviser of the Select Investment Grade Income Fund.


If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the

Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one- month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout (M-GAP) Rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

A. PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts.


Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.



Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:


    - Currently, the initial payment must be at least $1,000.

    - Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50.

    - Each subsequent payment must be at least $50.

    - Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund of the Trust.


Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If the Owner elects telephone requests, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape recorded.


B. RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.


The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C. RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D. TRANSFER PRIVILEGE


At any time prior to the Annuity Date, the Owner may transfer amounts among investment options upon written or telephone request to the Company. As of the date of this Prospectus, transfers may be made to and among all of the available Sub-Accounts. However, should additional funds be added to the Contract, the Company reserves the right to limit the number of Sub-Accounts which may be used during the life of the Contract. As discussed in "A. Payments" above, a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

Under the proposed substitution, during the period February 9, 2000 until the date the Select Income Fund is replaced by the Select Investment Grade Income Fund, an Owner with value in the Sub-Account investing in the Select Income Fund may make one transfer of all amounts in that Sub-Account to and among any of the other Sub-Accounts, the Fixed Account and/or the Guarantee Period Account (subject to the $1,000 minimum for the GPA Account.) This transfer will be free of any transfer charge and will not count as one of the twelve transfers guaranteed to be free of the transfer charge in each Contract year. In addition, on the date the proposed substitution is completed, an Owner that has amounts invested in the Select Investment Grade Income Fund as a result of the substitution will have a period of 60 days following the substitution to make one transfer of all amounts allocated to the Sub-Account investing in the Select Investment Grade Income Fund to any one or more of the investment options available under the Contract (subject to the minimum investment requirement of the Guarantee Period Accounts.) This transfer of all value out of the Select Investment Grade Income Fund will be free of any transfer charge and will not count as one of the twelve transfers guaranteed to be free of the transfer charge in that Contract year. All Owners with value in the affected Sub-Account on the date the substitution is made will receive written notice.



THE TERMS AND CONDITIONS OF THE PROPOSED SUBSTITUTION MAY BE SUBJECT TO CHANGE. IN PARTICULAR, THE TERMS AND CONDITIONS OF ANY SEC EXEMPTION ORDER, IF AND WHEN GRANTED, MAY REQUIRE CHANGES IN THE PROPOSED SUBSTITUTION.


ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Money Market Fund or the Sub-Account investing in the Select Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.



To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments deposited into the Fixed Account and which use the Fixed Account as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.


The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E. SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F. WITHDRAWALS


At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.


Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the

Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Contracts in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.

G. DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;
(b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately by withdrawals); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.


This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment) or
(b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or
(b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX E -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or


    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's deathoccurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H. THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Fund. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.


I. ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J. ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.



To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.


Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.


K. DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Select Income Fund, the Select Growth Fund and the Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and


               (2) is the number of payments paid prior to the death of the Annuitant.



JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.



JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.



PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.


It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L. ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the Minimum Guaranteed Annuity Payout (M-GAP) Rider, at annuitization the annuity benefit payments provided under the Rider ( calculated by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base) are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.


M. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER


An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider provides a guaranteed minimum amount of fixed lifetime income during the annuity payout phase, after a ten-yeare or fifteen-year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any prior Contract anniversary since the Rider effective date as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.


For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTING THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his/her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his/her 73rd birthday.

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."


    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.



TERMINATING THE M-GAP RIDER.


    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination
      (1) occurs on or within thirty days after any contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.


    - The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider.


    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                MINIMUM
 CONTRACT        MINIMUM       GUARANTEED
ANNIVERSARY     GUARANTEED       ANNUAL
AT EXERCISE    BENEFIT BASE    INCOME(1)
-----------    ------------    ----------
  10             $162,889        $12,153
  15             $207,892        $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect M-GAP Riders issued prior to the termination date, but as noted above, Owners would not be able to repurchase a new Rider under the repurchase feature (see above, "TERMINATING THE M-GAP RIDER.")


N. NORRIS DECISION.

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O. COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.


Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Trust, Fidelity VIP, and T. Rowe Price.

A. VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.


ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Trust, Fidelity VIP, and T. Rowe Price contain additional information concerning expenses of the Underlying Funds.

B. CONTRACT FEE


A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract Fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE

Subject to state availability, the Company currently offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).


The applicable charge is assessed on the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:


Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%

For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT, above.

D. PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E. SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments - accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                   CHARGE AS PERCENTAGE OF
  YEARS FROM            NEW PAYMENTS
DATE OF PAYMENT           WITHDRAWN
---------------    -----------------------
     0-1                     6.5%
      2                      6.0%
      3                      5.0%
      4                      4.0%
      5                      3.0%
      6                      2.0%
      7                      1.0%
 More than 7                 0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.


For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class;
(2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

        Where (1) is:   100% of Cumulative Earnings (calculated as the
                        Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

        Where (2) is:   10% of the Accumulated Value as of the Valuation Date
                        the Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where (3) is:   The amount calculated under the Company's life
                        expectancy distribution option (see "Life Expectancy
                        Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Withdrawal Without Surrender Charge first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.


SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the

Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.


No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

F. TRANSFER CHARGE


The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.


At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.



MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated

Value. See "G. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]to the power of n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.


Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "F. Withdrawals" and "E. Surrender." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.



In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


B.  QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see D below.


C.  TAXATION OF THE CONTRACTS IN GENERAL



The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.


PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.


In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.


D.  TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS



Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.


The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING
PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company, the Trust, Fidelity VIP and T. Rowe Price do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 Act and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 7.0% of payments to broker-dealers that sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

       If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Fund.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                          SUB-ACCOUNT      FOR YEAR                              SINCE
                                           INCEPTION         ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND     DATE          12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  -----------   ---------------   ---------------   ---------------
Select Emerging Markets Fund..........       2/20/98             56.89%              N/A             10.66%
Select International Equity Fund......        5/3/94             23.04%            16.30%            13.38%
T. Rowe Price International Stock
 Portfolio............................        5/1/95             24.79%              N/A             13.38%
Select Aggressive Growth Fund.........        9/8/92             29.83%            21.05%            18.89%
Select Capital Appreciation Fund......       4/30/95             16.90%              N/A             19.23%
Select Value Opportunity Fund.........       2/20/98            -11.56%              N/A             -6.74%
Select Growth Fund....................        9/8/92             21.09%            26.78%            18.71%
Select Strategic Growth Fund..........       2/20/98              7.91%              N/A              2.27%
Fidelity VIP Growth Portfolio.........        5/1/95             28.78%              N/A             27.62%
Select Growth and Income Fund.........        9/8/92              9.90%            19.45%            14.09%
Fidelity VIP Equity-Income Portfolio...       5/1/95             -1.53%              N/A             14.91%
Fidelity VIP High Income Portfolio....        5/1/95              0.21%              N/A              7.46%
Select Income Fund....................        9/8/92             -8.17%             4.72%             3.84%
Money Market Fund.....................       10/8/92             -2.46%             3.35%             3.24%


                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                          SUB-ACCOUNT      FOR YEAR                              SINCE
                                           INCEPTION         ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND     DATE          12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  -----------   ---------------   ---------------   ---------------
Select Emerging Markets Fund..........       2/20/98             63.41%              N/A             13.62%
Select International Equity Fund......        5/3/94             29.87%            16.91%            13.89%
T. Rowe Price International Stock
 Portfolio............................        5/1/95             31.46%              N/A             13.92%
Select Aggressive Growth Fund.........        9/8/92             36.72%            21.63%            19.17%
Select Capital Appreciation Fund......       4/30/95             23.61%              N/A             19.73%
Select Value Opportunity Fund.........       2/20/98             -6.03%              N/A             -3.88%
Select Growth Fund....................        9/8/92             27.99%            27.29%            19.03%
Select Strategic Growth Fund..........       2/20/98             14.44%              N/A              5.40%
Fidelity VIP Growth Portfolio.........        5/1/95             35.52%              N/A             28.04%
Select Growth and Income Fund.........        9/8/92             16.77%            20.02%            14.41%
Fidelity VIP Equity-Income Portfolio...       5/1/95              4.84%              N/A             15.47%
Fidelity VIP High Income Portfolio....        5/1/95              6.64%              N/A              8.11%
Select Income Fund....................        9/8/92             -2.24%             5.44%             4.08%
Money Market Fund.....................       10/8/92              3.71%             4.00%             3.38%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                  10 YEARS OR
                                                                                                     SINCE
                                                               FOR YEAR                          INCEPTION OF
                                          UNDERLYING FUND        ENDED                            UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE       12/31/99           5 YEARS       FUND (IF LESS)
----------------------------------------  ---------------   ---------------   ---------------   ---------------
Select Emerging Markets Fund........          2/20/98                56.89%              N/A             10.66%
Select International Equity Fund....           5/2/94                23.04%            16.30%            13.38%
T. Rowe Price International Stock
 Portfolio..........................          3/31/94                24.79%            13.11%            11.52%
Select Aggressive Growth Fund.......          8/21/92                29.83%            21.05%            18.75%
Select Capital Appreciation Fund....          4/28/95                16.90%              N/A             19.23%
Select Value Opportunity Fund.......          4/30/93               -11.56%            11.57%             9.93%
Select Growth Fund..................          8/21/92                21.09%            26.78%            18.57%
Select Strategic Growth Fund........          2/20/98                 7.91%              N/A              2.27%
Fidelity VIP Growth Portfolio.......          10/9/86                28.78%            27.58%            18.14%
Select Growth and Income Fund.......          8/21/92                 9.90%            19.45%            13.99%
Fidelity VIP Equity-Income Portfolio..        10/9/86                -1.53%            16.49%            12.85%
Fidelity VIP High Income Portfolio...         9/19/85                 0.21%             8.77%            10.76%
Select Income Fund..................          8/21/92                -8.17%             4.72%             3.81%
Money Market Fund...................          4/29/85                -2.46%             3.35%             3.65%


                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                                  10 YEARS OR
                                                                                                     SINCE
                                                               FOR YEAR                          INCEPTION OF
                                          UNDERLYING FUND        ENDED                            UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE       12/31/99           5 YEARS       FUND (IF LESS)
----------------------------------------  ---------------   ---------------   ---------------   ---------------
Select Emerging Markets Fund........          2/20/98                63.41%              N/A             13.62%
Select International Equity Fund....           5/2/94                29.87%            16.91%            13.88%
T. Rowe Price International Stock
 Portfolio..........................          3/31/94                31.46%            13.61%            11.87%
Select Aggressive Growth Fund.......          8/21/92                36.72%            21.63%            19.03%
Select Capital Appreciation Fund....          4/28/95                23.61%              N/A             19.73%
Select Value Opportunity Fund.......          4/30/93                -6.03%            11.96%            10.03%
Select Growth Fund..................          8/21/92                27.99%            27.29%            18.89%
Select Strategic Growth Fund........          2/20/98                14.44%              N/A              5.40%
Fidelity VIP Growth Portfolio.......          10/9/86                35.52%            27.94%            18.28%
Select Growth and Income Fund.......          8/21/92                16.77%            20.02%            14.31%
Fidelity VIP Equity-Income Portfolio..        10/9/86                 4.84%            16.97%            13.00%
Fidelity VIP High Income Portfolio...         9/19/85                 6.64%             9.34%            10.88%
Select Income Fund..................          8/21/92                -2.24%             5.44%             4.05%
Money Market Fund...................          4/29/85                 3.71%             4.00%             3.78%

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select Emerging Markets Fund.........         2/20/98               56.87%              N/A             10.65%
Select International Equity Fund.....          5/3/94               23.04%            16.30%            13.38%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               24.80%              N/A             13.38%
Select Aggressive Growth Fund........         4/21/94               29.87%            21.08%            18.30%
Select Capital Appreciation Fund.....         4/30/95               16.93%              N/A             19.25%
Select Value Opportunity Fund........         2/20/98              -11.57%              N/A             -6.75%
Select Growth Fund...................         4/21/94               21.11%            26.80%            23.88%
Select Strategic Growth..............         2/20/98                7.90%              N/A              2.26%
Fidelity VIP Growth Portfolio........          5/1/95               28.81%              N/A             27.64%
Select Growth and Income Fund........         4/21/94                9.89%            19.44%            17.52%
Fidelity VIP Equity-Income Portfolio...        5/1/95               -1.52%              N/A             14.92%
Fidelity VIP High Income Portfolio...          5/1/95                0.18%              N/A              7.42%
Select Income Fund...................         4/20/94               -8.22%             4.69%             4.08%
Money Market Fund....................          4/7/94               -2.48%             3.32%             3.39%


                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select Emerging Markets Fund.........         2/20/98               63.41%              N/A             13.62%
Select International Equity Fund.....          5/3/94               29.87%            16.91%            13.89%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               31.46%              N/A             13.91%
Select Aggressive Growth Fund........         4/21/94               36.72%            21.63%            18.76%
Select Capital Appreciation Fund.....         4/30/95               23.61%              N/A             19.73%
Select Value Opportunity Fund........         2/20/98               -6.03%              N/A             -3.87%
Select Growth Fund...................         4/21/94               27.99%            27.29%            24.29%
Select Strategic Growth Fund.........         2/20/98               14.44%              N/A              5.40%
Fidelity VIP Growth Portfolio........          5/1/95               35.51%              N/A             28.04%
Select Growth and Income Fund........         4/21/94               16.77%            20.02%            17.98%
Fidelity VIP Equity-Income Portfolio...        5/1/95                4.84%              N/A             15.47%
Fidelity VIP High Income Portfolio...          5/1/95                6.64%              N/A              8.11%
Select Income Fund...................         4/20/94               -2.24%             5.44%             4.64%
Money Market Fund....................          4/7/94                3.71%             4.00%             3.85%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                  10 YEARS OR
                                                                                                     SINCE
                                                               FOR YEAR                          INCEPTION OF
                                          UNDERLYING FUND        ENDED                            UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE       12/31/99           5 YEARS       FUND (IF LESS)
----------------------------------------  ---------------   ---------------   ---------------   ---------------
Select Emerging Markets Fund........          2/20/98                56.87%              N/A             10.65%
Select International Equity Fund....           5/2/94                23.04%            16.30%            13.37%
T. Rowe Price International Stock
 Portfolio..........................          3/31/94                24.80%            13.12%            11.53%
Select Aggressive Growth Fund.......          8/21/92                29.87%            21.08%            18.77%
Select Capital Appreciation Fund....          4/28/95                16.93%              N/A             19.25%
Select Value Opportunity Fund.......          4/30/93               -11.57%            11.56%             9.93%
Select Growth Fund..................          8/21/92                21.11%            26.80%            18.59%
Select Strategic Growth Fund........          2/20/98                 7.90%              N/A              2.26%
Fidelity VIP Growth Portfolio.......          10/9/86                28.81%            27.59%            18.16%
Select Growth and Income Fund.......          8/21/92                 9.89%            19.44%            13.98%
Fidelity VIP Equity-Income Portfolio..        10/9/86                -1.52%            16.51%            12.86%
Fidelity VIP High Income Portfolio...         9/19/85                 0.18%             8.74%            10.74%
Select Income Fund..................          8/21/92                -8.22%             4.69%             3.77%
Money Market Fund...................          4/29/85                -2.48%             3.32%             3.61%


                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                                  10 YEARS OR
                                                                                                     SINCE
                                                               FOR YEAR                          INCEPTION OF
                                          UNDERLYING FUND        ENDED                            UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE       12/31/99           5 YEARS       FUND (IF LESS)
----------------------------------------  ---------------      --------       ---------------   ---------------
Select Emerging Markets Fund........          2/20/98                63.41%              N/A             13.62%
Select International Equity Fund....           5/2/94                29.87%            16.91%            13.88%
T. Rowe Price International Stock
 Portfolio..........................          3/31/94                31.46%            13.60%            11.86%
Select Aggressive Growth Fund.......          8/21/92                36.72%            21.63%            19.03%
Select Capital Appreciation Fund....          4/28/95                23.61%              N/A             19.73%
Select Value Opportunity Fund.......          4/30/93                -6.03%            11.95%            10.02%
Select Growth Fund..................          8/21/92                27.99%            27.29%            18.89%
Select Strategic Growth Fund........          2/20/98                14.44%              N/A              5.40%
Fidelity VIP Growth Portfolio.......          10/9/86                35.51%            27.94%            18.28%
Select Growth and Income Fund.......          8/21/92                16.77%            20.02%            14.31%
Fidelity VIP Equity-Income Portfolio..        10/9/86                 4.84%            16.97%            13.00%
Fidelity VIP High Income Portfolio...         9/19/85                 6.64%             9.34%            10.88%
Select Income Fund..................          8/21/92                -2.24%             5.44%             4.05%
Money Market Fund...................          4/29/85                 3.71%             4.00%             3.78%

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

               HYPOTHETICAL          WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED        WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE             CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------------       ----------       ---------
    1           $54,000.00            $ 5,400.00             6.5%          $3,159.00
    2            58,320.00              8,320.00             6.0%           3,000.00
    3            62,985.60             12,985.60             5.0%           2,500.00
    4            68,024.45             18,024.45             4.0%           2,000.00
    5            73,466.40             23,466.40             3.0%           1,500.00
    6            79,343.72             29,343.72             2.0%           1,000.00
    7            85,691.21             35,691.21             1.0%             500.00
    8            92,546.51             42,546.51             0.0%               0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

               HYPOTHETICAL                            WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED                          WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE           WITHDRAWALS         CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------       -----------------       ----------       ---------
    1           $54,000.00             $0.00            $ 5,400.00             6.5%             $0.00
    2            58,320.00              0.00              8,320.00             6.0%              0.00
    3            62,985.60              0.00             12,985.60             5.0%              0.00
    4            68,024.45         30,000.00             18,024.45             4.0%            479.02
    5            41,066.40         10,000.00              4,106.64             3.0%            176.80
    6            33,551.72          5,000.00              3,355.17             2.0%             32.90
    7            30,835.85         10,000.00              3,083.59             1.0%             69.16
    8            22,502.72         15,000.00              2,250.27             0.0%              0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] to the power of n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.10)] to the power of 2555/365 - 1

                               =  (.98182) to the power of 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.07)] to the power of 2555/365 - 1

                               =  (1.0093) to the power of 7 - 1

                               =  .06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06694 X $62,985.60

                               =  $4,216.26

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.11)] to the power of 2555/365 - 1

                               =  (.97297) to the power of 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Minimum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Minimum (-$10,992.38 or -$8,349.25)

                               =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.05)] to the power of 2555/365 - 1

                               =  (1.01887) to the power of 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

    The market value factor    =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00         $0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34


Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.


The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

                        HYPOTHETICAL                 HYPOTHETICAL
      CONTRACT          ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
        YEAR               VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
---------------------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
          1              $53,000.00         $0.00         $0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
          2               53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
          3                3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
          4                3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
          5                3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
          6                4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
          7                4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
          8                5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
          9                5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
         10                  691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.


The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
CONTRACT       ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00             $0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment

                                   APPENDIX F
           DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT

1. The Guarantee Period Accounts are not available under Allmerica Select Resource I.

2. The waiver of surrender charge offered in Allmerica Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Allmerica Select Resource I. "NOTE: THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW YORK OR NEW JERSEY UNDER EITHER ALLMERICA SELECT RESOURCE I OR ALLMERICA SELECT RESOURCE II."

3. The Withdrawal Without Surrender Charge privilege under Allmerica Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

4. The death benefit under Allmerica Select Resource I is the greatest of: 1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

5. Any payment to the Fixed Account offered under Allmerica Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Allmerica Select Resource I in Oregon. The Fixed Account offered under Allmerica Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Allmerica Select Resource II)

6. The $30 Contract fee under Allmerica Select Resource I is not waived under any circumstances.

7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying
    (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Allmerica Select Resource I contract rather than the examples on pages 8, 9 and 10 of this prospectus:


1(A) WITH SURRENDER CHARGE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------                                    ------    -------    -------    --------
Select Emerging Markets Fund...............................    $93       $149       $203        $367
Select International Equity Fund...........................    $84       $122       $159        $282
T. Rowe Price International Stock Portfolio................    $84       $123       $160        $285
Select Aggressive Growth Fund..............................    $82       $117       $151        $267
Select Capital Appreciation Fund...........................    $83       $120       $156        $277
Select Value Opportunity Fund..............................    $83       $120       $156        $277
Select Growth Fund.........................................    $82       $116       $149        $263
Select Strategic Growth Fund...............................    $85       $127       $168        $299
Fidelity VIP Growth Portfolio..............................    $80       $111       $141        $245
Select Growth and Income Fund..............................    $81       $114       $145        $253
Fidelity VIP Equity-Income Portfolio.......................    $79       $108       $136        $236
Fidelity VIP High Income Portfolio.........................    $80       $112       $142        $248
Select Income Fund.........................................    $78       $106       $132        $227
Money Market Fund..........................................    $76       $100       $121        $206

1(B) WITH SURRENDER CHARGE AND WITH ELECTION OF A MINIMUM GUARANTEED ANNUITY
PAYOUT RIDER(1) WITH A TEN-YEAR WAITING PERIOD                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------                                  ------    -------    -------    --------
Select Emerging Markets Fund........................................             $95       $156       $215        $389
Select International Equity Fund....................................             $86       $129       $171        $306
T. Rowe Price International Stock Portfolio.........................             $86       $130       $173        $309
Select Aggressive Growth Fund.......................................             $85       $125       $164        $291
Select Capital Appreciation Fund....................................             $86       $128       $169        $301
Select Value Opportunity Fund.......................................             $86       $128       $169        $301
Select Growth Fund..................................................             $84       $124       $162        $288
Select Strategic Growth Fund........................................             $88       $135       $180        $323
Fidelity VIP Growth Portfolio.......................................             $83       $119       $153        $271
Select Growth and Income Fund.......................................             $83       $121       $157        $279
Fidelity VIP Equity-Income Portfolio................................             $82       $116       $149        $262
Fidelity VIP High Income Portfolio..................................             $83       $120       $155        $274
Select Income Fund..................................................             $81       $114       $145        $253
Money Market Fund...................................................             $79       $107       $134        $233

2(A) WITHOUT SURRENDER CHARGE                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------                                                  ------     -------    -------    --------
Select Emerging Markets Fund........................................             $34       $104       $176        $367
Select International Equity Fund....................................             $25       $77        $132        $282
T. Rowe Price International Stock Portfolio.........................             $25       $78        $134        $285
Select Aggressive Growth Fund.......................................             $24       $73        $125        $267
Select Capital Appreciation Fund....................................             $25       $76        $130        $277
Select Value Opportunity Fund.......................................             $25       $76        $130        $277
Select Growth Fund..................................................             $23       $72        $123        $263
Select Strategic Growth Fund........................................             $27       $83        $141        $299
Fidelity VIP Growth Portfolio.......................................             $22       $66        $114        $245
Select Growth and Income Fund.......................................             $22       $69        $118        $253
Fidelity VIP Equity-Income Portfolio................................             $21       $64        $109        $236
Fidelity VIP High Income Portfolio..................................             $22       $67        $115        $248
Select Income Fund..................................................             $20       $61        $105        $227
Money Market Fund...................................................             $18       $55        $95         $206

2(B) WITHOUT SURRENDER CHARGE AND WITH ELECTION OF A MINIMUM GUARANTEED ANNUITY
PAYOUT RIDER(1) WITH A TEN-YEAR WAITING PERIOD                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------                                    ------     -------    -------    --------
Select Emerging Markets Fund.........................................               $37       $111       $188        $389
Select International Equity Fund.....................................               $28       $85        $144        $306
T. Rowe Price International Stock Portfolio..........................               $28       $86        $146        $309
Select Aggressive Growth Fund........................................               $26       $80        $137        $291
Select Capital Appreciation Fund.....................................               $27       $83        $142        $301
Select Value Opportunity Fund........................................               $27       $83        $142        $301
Select Growth Fund...................................................               $26       $79        $135        $288
Select Strategic Growth Fund.........................................               $29       $90        $153        $323
Fidelity VIP Growth Portfolio........................................               $24       $74        $127        $271
Select Growth and Income Fund........................................               $25       $76        $131        $279
Fidelity VIP Equity-Income Portfolio.................................               $23       $71        $122        $262
Fidelity VIP High Income Portfolio...................................               $24       $75        $128        $274
Select Income Fund...................................................               $22       $69        $118        $253
Money Market Fund....................................................               $20       $63        $108        $233



(1) If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Contract.


The total contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.060%, and the amount of the contract fee is assumed to be $0.60 in the Examples.

                                   APPENDIX G
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT


                                                       YEAR ENDED DECEMBER 31,
                        -------------------------------------------------------------------------------------
                          1999       1998       1997       1996       1995       1994       1993       1992
                        --------   --------   --------   --------   --------   --------   --------   --------
SELECT EMERGING
 MARKETS
Unit Value:
  Beginning of
    Period............    0.776      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......    1.268      0.776        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........   14,502      5,209        N/A        N/A        N/A        N/A        N/A        N/A

SELECT INTERNATIONAL
 EQUITY
Unit Value:
  Beginning of
    Period............    1.608      1.400      1.357      1.128      0.956      1.000        N/A        N/A
  End of Period.......    2.089      1.608      1.400      1.357      1.128      0.956        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........  109,511    103,028     93,170     60,304     35,558     22,183        N/A        N/A

T. ROWE PRICE
 INTERNATIONAL STOCK
Unit Value:
  Beginning of
    Period............    1.398      1.223      1.203      1.065      1.000        N/A        N/A        N/A
  End of Period.......    1.837      1.398      1.223      1.203      1.065        N/A        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........   49,814     41,458     33,977     16,510      4,066        N/A        N/A        N/A

SELECT AGGRESSIVE
 GROWTH
Unit Value:
  Beginning of
    Period............    2.637      2.419      2.066      1.768      1.354      1.405      1.192      1.192
  End of Period.......    3.606      2.637      2.419      2.066      1.768      1.354      1.405      1.192
Units Outstanding at
 End of Period (in
 thousands)...........   85,192     86,699     81,233     64,262     51,006     36,330     17,538      5,123

SELECT CAPITAL
 APPRECIATION
Unit Value:
  Beginning of
    Period............    1.878      1.672      1.484      1.383      1.000        N/A        N/A        N/A
  End of Period.......    2.321      1.878      1.672      1.484      1.383        N/A        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........   62,949     54,789     43,733     24,257      5,424        N/A        N/A        N/A

SELECT VALUE
 OPPORTUNITY
Unit Value:
  Beginning of
    Period............    0.989      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......    0.929      0.989        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........   43,839     18,240        N/A        N/A        N/A        N/A        N/A        N/A

SELECT GROWTH
Unit Value:
  Beginning of
    Period............    2.793      2.091      1.582      1.315      1.069      1.101      1.104      1.000
  End of Period.......    3.575      2.793      2.091      1.582      1.315      1.069      1.101      1.104
Units Outstanding at
 End of Period (in
 thousands)...........  134,059    120,538     98,533     68,193     53,073     38,752     20,366      5,246

                                                       YEAR ENDED DECEMBER 31,
                        -------------------------------------------------------------------------------------
                          1999       1998       1997       1996       1995       1994       1993       1992
                        --------   --------   --------   --------   --------   --------   --------   --------
SELECT STRATEGIC
 GROWTH
Unit Value:
  Beginning of
    Period............    0.964      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.......    1.103      0.964        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........   17,712      8,709        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP GROWTH
Unit Value:
  Beginning of
    Period............    2.340      1.701      1.397      1.235      1.000        N/A        N/A        N/A
  End of Period.......    3.171      2.340      1.701      1.397      1.235        N/A        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........   90,071     63,055     45,772     24,745      6,677        N/A        N/A        N/A

SELECT GROWTH AND
 INCOME
Unit Value:
  Beginning of
    Period............    2.292      1.996      1.652      1.382      1.074      1.082      0.994      1.000
  End of Period.......    2.676      2.292      1.996      1.652      1.382      1.074      1.082      0.994
Units Outstanding at
 End of Period (in
 thousands)...........  140,727    129,119    106,800     77,919     61,942     43,292     20,983     22,339

FIDELITY VIP
 EQUITY-INCOME
Unit Value:
  Beginning of
    Period............    1.867      1.696      1.342      1.191      1.000        N/A        N/A        N/A
  End of Period.......    1.957      1.867      1.696      1.342      1.191        N/A        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........  114,059     95,537     65,130     31,681      9,213        N/A        N/A        N/A

FIDELITY VIP HIGH
 INCOME
Unit Value:
  Beginning of
    Period............    1.350      1.430      1.233      1.096      1.000        N/A        N/A        N/A
  End of Period.......    1.439      1.350      1.430      1.233      1.096        N/A        N/A        N/A
Units Outstanding at
 End of Period (in
 thousands)...........   87,413     74,986     50,470     23,051      6,714        N/A        N/A        N/A

SELECT INCOME
Unit Value:
  Beginning of
    Period............    1.371      1.301      1.208      1.186      1.028      1.095      1.001      1.000
  End of Period.......    1.340      1.371      1.301      1.208      1.186      1.028      1.095      1.001
Units Outstanding at
 End of Period (in
 thousands)...........  110,437    102,171     72,394     58,751     46,845     32,823     18,320      5,372

MONEY MARKET
Unit Value:
  Beginning of
    Period............    1.227      1.179      1.133      1.091      1.045      1.019      1.003      1.000
  End of Period.......    1.272      1.227      1.179      1.133      1.091      1.045      1.019      1.003
Units Outstanding at
 End of Period (in
 thousands)...........  127,048     92,796     65,441     60,691     45,589     31,836     19,802      1,447

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                 1999       1998       1997       1996       1995       1994
                                               --------   --------   --------   --------   --------   --------
SELECT EMERGING MARKETS
Unit Value:
  Beginning of Period........................    0.776      1.000       N/A        N/A        N/A        N/A
  End of Period..............................    1.268      0.776       N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands)..................................    1,090        582       N/A        N/A        N/A        N/A

SELECT INTERNATIONAL EQUITY
Unit Value:
  Beginning of Period........................    1.608      1.400     1.356      1.128      0.956      1.000
  End of Period..............................    2.088      1.608     1.400      1.356      1.128      0.956
Units Outstanding at End of Period (in
 thousands)..................................    7,072      6,291     5,132      3,481       1900        695

T. ROWE PRICE INTERNATIONAL STOCK
Unit Value:
  Beginning of Period........................    1.397      1.223     1.203      1.065      1.000        N/A
  End of Period..............................    1.837      1.397     1.223      1.203      1.065        N/A
Units Outstanding at End of Period (in
 thousands)..................................    3,324      2,591     1,693      1,170        265        N/A

SELECT AGGRESSIVE GROWTH
Unit Value:
  Beginning of Period........................    1.948      1.786     1.526      1.305      1.044      1.000
  End of Period..............................    2.663      1.948     1.786      1.526      1.305      1.044
Units Outstanding at End of Period (in
 thousands)..................................    6,606      6,449     5,305      4,013      2,393        756

SELECT CAPITAL APPRECIATION
Unit Value:
  Beginning of Period........................    1.878      1.672     1.484      1.383      1.000        N/A
  End of Period..............................    2.321      1.878     1.672      1.484      1.383        N/A
Units Outstanding at End of Period (in
 thousands)..................................    3,247      2,662     1,914      1,366        391        N/A

SELECT VALUE OPPORTUNITY
Unit Value:
  Beginning of Period........................    0.989      0.000       N/A        N/A        N/A        N/A
  End of Period..............................    0.929      0.989       N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands)..................................    2,790      1,367       N/A        N/A        N/A        N/A

SELECT GROWTH
Unit Value:
  Beginning of Period........................    2.697      2.019     1.527      1.269      1.032      1.000
  End of Period..............................    3.451      2.697     2.019      1.527      1.269      1.032
Units Outstanding at End of Period (in
 thousands)..................................    8,012      6,841     5,168      3,534      2,177        756

SELECT STRATEGIC GROWTH
Unit Value:
  Beginning of Period........................    0.964      1.000       N/A        N/A        N/A        N/A
  End of Period..............................    1.103      0.964       N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands)..................................    1,655        694       N/A        N/A        N/A        N/A

FIDELITY VIP GROWTH
Unit Value:
  Beginning of Period........................    2.340      1.701     1.397      1.235      1.000        N/A
  End of Period..............................    3.171      2.340     1.701      1.397      1.235        N/A
Units Outstanding at End of Period (in
 thousands)..................................    5,957      3,567     2,198      1,326        262        N/A

SELECT GROWTH AND INCOME
Unit Value:
  Beginning of Period........................    2.197      1.913     1.584      1.324      1.030      1.000
  End of Period..............................    2.565      2.197     1.913      1.584      1.324      1.030
Units Outstanding at End of Period (in
 thousands)..................................   11,775      9,924     7,897      5,670      3,673      1,724

FIDELITY VIP EQUITY-INCOME
Unit Value:
  Beginning of Period........................    1.867      1.696     1.342      1.191      1.000        N/A
  End of Period..............................    1.957      1.867     1.696      1.342      1.191        N/A
Units Outstanding at End of Period (in
 thousands)..................................    8,173      5,779     3,421      1,802        429        N/A

FIDELITY VIP HIGH INCOME
Unit Value:
  Beginning of Period........................    1.350      1.430     1.233      1.096      1.000        N/A
  End of Period..............................    1.439      1.350     1.430      1.233      1.096        N/A
Units Outstanding at End of Period (in
 thousands)..................................    6,325      5,261     2,753      1,298        273        N/A

                                                                   YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                 1999       1998       1997       1996       1995       1994
                                               --------   --------   --------   --------   --------   --------
SELECT INCOME
Unit Value:
  Beginning of Period........................    1.325      1.257     1.168      1.146      0.993      1.000
  End of Period..............................    1.295      1.325     1.257      1.168      1.146      0.993
Units Outstanding at End of Period (in
 thousands)..................................   10,936     11,009     6,061      4,956      4,114      1,916

MONEY MARKET
Unit Value:
  Beginning of Period........................    1.197      1.151     1.106      1.065      1.020      1.000
  End of Period..............................    1.242      1.197     1.151      1.106      1.065      1.020
Units Outstanding at End of Period (in
 thousands)..................................   11,367      8,761     6,157      6,060      4,027      2,085

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF


         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH


                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT RESOURCE I AND II PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2000 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.





                                DATED MAY 1, 2000












AFLIAC Select Resource I & II

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT
     AND THE COMPANY.....................................................3

SERVICES.................................................................3

UNDERWRITERS.............................................................3

ANNUITY BENEFIT PAYMENTS.................................................4

EXCHANGE OFFER...........................................................6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............8

PERFORMANCE INFORMATION..................................................8

FINANCIAL STATEMENTS.....................................................F-1


                         GENERAL INFORMATION AND HISTORY


Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 2, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries (including the Company) had over $25 billion in combined assets and over $43 billion in life insurance in force.




Currently, 14 Sub-Accounts of the Variable Account are available under the Allmerica Select Resource II contract and the Allmerica Select Resource I contract, a predecessor contract no longer being sold (the "Contract".) Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust (the "Trust"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), or T. Rowe Price International Series, Inc. ("T. Rowe Price"). The Trust is managed by Allmerica Financial Investment Management Services, Inc. Fidelity VIP is managed by Fidelity Management & Research Company ("FMR"). The
T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc.

The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Ten different funds of the Trust are available under the
Contract: the Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Investment Grade Income Fund, and the Money Market Fund. Three portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund and Portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.



                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly owned subsidiary of First Allmerica and presently is indirectly wholly owned by First

Allmerica. The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $25,862,219, $31,179,269 and $29,686,895.



No commissions were retained by Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)  Accumulation Unit Value -- Previous Valuation Period.........................................$1.135000

(2)  Value of Assets -- Beginning of Valuation Period............................................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses...................................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)....................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum).........................................0.000039

(6)  Net Investment Rate (4) - (5).................................................................0.000296

                                       4


(7) Net Investment Factor 1.000000 + (6)...........................................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)..........................................$1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.


ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.



Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.



METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.


Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Exchanged Contract and, in the case of a Single Payment Exchanged Contract, applies the charge for a greater number of years. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract.

Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, AFLIAC. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM



To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:



     -    must be new payments to the Contract, including the initial payment,



     - must be allocated to the Fixed Account, which will be the source account,



     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and



     -    will receive the enhanced rate while they remain in the Fixed Account.



Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:



     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.



     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.



     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.


                             PERFORMANCE INFORMATION


Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:


                 (n)
         P(1 + T)     =    ERV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years

                ERV   =    the ending redeemable value of the $1,000 payment at
                           the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:


       YEARS FROM DATE OF PAYMENT TO DATE        CHARGE AS PERCENTAGE OF NEW
                  OF WITHDRAWAL                  PURCHASE PAYMENTS WITHDRAWN
       ----------------------------------        ---------------------------
                      0 - 1                                  6.5%
                        2                                    6.0%
                        3                                    5.0%
                        4                                    4.0%
                        5                                    3.0%
                        6                                    2.0%
                        7                                    1.0%
                   More than 7                               0.0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)     =    EV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years


                 EV   =    the ending value of the $1,000 payment at the end of
                           the specified period


The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1999:




                  Yield                              4.66%
                  Effective Yield                    4.77%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365/7)
         Effective Yield = [ (base period return + 1)        ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                              Select
                                                                            Aggressive      Select      Select Growth      Select
                                                                              Growth        Growth        and Income       Income
                                                                           ------------   ------------  -------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $307,191,165   $479,255,899   $376,756,029   $147,985,588
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --             --             --             --
Investment in shares of T. Rowe Price International Series, Inc. .......           --             --             --             --
Investment in shares of Alliance Capital Management Series
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --             --             --             --
                                                                           ------------   ------------  -------------   ------------
    Total  assets ......................................................    307,191,165    479,255,899    376,756,029    147,985,588

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................         15,697         46,813        128,479         11,317
                                                                           ------------   ------------  -------------   ------------
    Net assets .........................................................   $307,175,468   $479,209,086   $376,627,550   $147,974,271
                                                                           ------------   ------------  -------------   ------------
                                                                           ------------   ------------  -------------   ------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $307,175,468   $479,209,086   $376,627,550   $147,974,271
                                                                           ------------   ------------  -------------   ------------
                                                                           ------------   ------------  -------------   ------------

Units outstanding, December 31, 1999 ...................................     85,192,294    134,059,012    140,727,270    110,437,461
Net asset value per unit, December 31, 1999 ............................   $   3.605672   $   3.574613   $   2.676294   $   1.339892


                                                                                             Select        Select          Select
                                                                               Money      International    Capital        Emerging
                                                                               Market        Equity      Appreciation      Markets
                                                                           ------------   -------------  ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $161,507,693   $228,765,678   $146,114,971   $ 18,406,508
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --             --             --             --
Investment in shares of T. Rowe Price International Series, Inc. .......           --             --             --             --
Investment in shares of Alliance Capital Management Series
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................        101,580           --             --             --
                                                                           ------------   -------------  ------------   ------------
    Total  assets ......................................................    161,609,273    228,765,678    146,114,971     18,406,508

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --           20,984         15,887         16,407
                                                                           ------------   -------------  ------------   ------------
    Net assets .........................................................   $161,609,273   $228,744,694   $146,099,084   $ 18,390,101
                                                                           ------------   -------------  ------------   ------------
                                                                           ------------   -------------  ------------   ------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $161,609,273   $228,744,694   $146,099,084   $ 18,390,101
                                                                           ------------   -------------  ------------   ------------
                                                                           ------------   -------------  ------------   ------------

Units outstanding, December 31, 1999 ...................................    127,048,118    109,511,148     62,949,269     14,502,193
Net asset value per unit, December 31, 1999 ............................   $   1.272032   $   2.088780   $   2.320902   $   1.268091


The accompanying notes are an integral part of these financial statements.

                                     ALLMERICA SELECT SEPARATE ACCOUNT

                                             DECEMBER 31, 1999

                                                                               Select           Select            Alliance
                                                                               Value           Strategic          Premier
                                                                            Opportunity         Growth            Growth
                                                                           ------------      ------------      --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $ 40,752,641      $ 19,538,593      $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --                --                --
Investment in shares of T. Rowe Price International Series, Inc. .......           --                --                --
Investment in shares of Alliance Capital Management Series .............                                          6,581,982
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --                --                --
                                                                           ------------      ------------      --------------
    Total  assets ......................................................     40,752,641        19,538,593         6,581,982

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................         21,088             5,317            15,796
                                                                           ------------      ------------      --------------
    Net assets .........................................................   $ 40,731,553      $ 19,533,276      $  6,566,186
                                                                           ------------      ------------      --------------
                                                                           ------------      ------------      --------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $ 40,731,553      $ 19,533,276      $  6,566,186
                                                                           ------------      ------------      --------------
                                                                           ------------      ------------      --------------
Units outstanding, December 31, 1999 ...................................     43,839,370        17,712,212         5,309,373
Net asset value per unit, December 31, 1999 ............................   $   0.929109      $   1.102814      $   1.236716


                                                                               Fidelity VIP     Fidelity VIP      Fidelity VIP
                                                                               High Income     Equity-Income         Growth
                                                                              -------------    -------------      -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................      $       --        $       --        $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)       125,837,554       223,253,201       285,601,304
Investment in shares of T. Rowe Price International Series, Inc. .......              --                --                --
Investment in shares of Alliance Capital Management Series .............
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................              --                --                --
    Total  assets ......................................................       125,837,554       223,253,201       285,601,304
                                                                              -------------    -------------      -------------

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................            26,136            40,403            15,929
                                                                              -------------    -------------      -------------
    Net assets .........................................................      $125,811,418      $223,212,798      $285,585,375
                                                                              -------------    -------------      -------------
                                                                              -------------    -------------      -------------

Net asset distribution by category:
  Variable annuity contracts ...........................................      $125,811,418      $223,212,798      $285,585,375
                                                                              -------------    -------------      -------------
Units outstanding, December 31, 1999 ...................................        87,413,354       114,059,184        90,071,043
Net asset value per unit, December 31, 1999 ............................      $   1.439270      $   1.956991      $   3.170668


                                                                              T. Rowe Price
                                                                              International
                                                                                  Stock
                                                                              -------------
Investments in shares of Allmerica Investment Trust ....................      $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)              --
Investment in shares of T. Rowe Price International Series, Inc. .......        91,538,064
Investment in shares of Alliance Capital Management Series .............              --
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................              --
                                                                              -------------
    Total  assets ......................................................        91,538,064

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................            13,201
                                                                              -------------
    Net assets .........................................................      $ 91,524,863
                                                                              -------------
                                                                              -------------

Net asset distribution by category:
  Variable annuity contracts ...........................................      $ 91,524,863
                                                                              -------------
                                                                              -------------
Units outstanding, December 31, 1999 ...................................        49,814,384
Net asset value per unit, December 31, 1999 ............................      $   1.837318


The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 1999


                                                                                Select
                                                                              Aggressive        Select         Select Growth
                                                                                Growth          Growth           and Income
                                                                             -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $        --      $     203,047    $   3,728,869
                                                                             -------------    -------------    -------------
EXPENSES:
  Mortality and expense risk fees ........................................       3,018,333        4,843,128        4,156,950
  Administrative expense fees ............................................         373,052          598,589          513,781
                                                                             -------------    -------------    -------------
    Total expenses .......................................................       3,391,385        5,441,717        4,670,731
                                                                             -------------    -------------    -------------
    Net investment income (loss) .........................................      (3,391,385)      (5,238,670)        (941,862)
                                                                             -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................            --         12,903,330       24,961,950
  Net realized gain (loss) from sales of investments .....................      39,540,971       14,932,227        4,050,502
                                                                             -------------    -------------    -------------
    Net realized gain (loss)  ............................................      39,540,971       27,835,557       29,012,452
  Net unrealized gain (loss) .............................................      45,108,171       80,513,411       23,575,138
                                                                             -------------    -------------    -------------

    Net realized and unrealized  gain (loss) .............................      84,649,142      108,348,968       52,587,590
                                                                             -------------    -------------    -------------
    Net increase (decrease) in net assets from operations ................     $81,257,757    $ 103,110,298    $  51,645,728
                                                                             -------------    -------------    -------------
                                                                             -------------    -------------    -------------


                                                                                                                  Select
                                                                                Select            Money       International
                                                                                Income            Market          Equity
                                                                             -------------    -------------   -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $   9,286,533    $   6,779,962   $        --
                                                                             -------------    -------------   -------------
EXPENSES:
  Mortality and expense risk fees ........................................       1,846,045        1,675,937       2,313,411
  Administrative expense fees ............................................         228,163          207,138         285,927
                                                                             -------------    -------------   -------------
    Total expenses .......................................................       2,074,208        1,883,075       2,599,338
                                                                             -------------    -------------   -------------
    Net investment income (loss) .........................................       7,212,325        4,896,887      (2,599,338)
                                                                             -------------    -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................       1,147,781             --              --
  Net realized gain (loss) from sales of investments .....................        (405,783)            --        35,216,024
                                                                             -------------    -------------   -------------
    Net realized gain (loss)  ............................................         741,998             --        35,216,024
  Net unrealized gain (loss) .............................................     (11,289,090)            --        20,440,939
                                                                             -------------    -------------   -------------
    Net realized and unrealized  gain (loss) .............................     (10,547,092)            --        55,656,963
                                                                             -------------    -------------   -------------
    Net increase (decrease) in net assets from operations ................   $  (3,334,767)   $   4,896,887   $  53,057,625
                                                                             -------------    -------------   -------------
                                                                             -------------    -------------   -------------


                                                                                Select            Select
                                                                                Capital          Emerging
                                                                              Appreciation        Markets
                                                                             -------------    -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $        --      $      63,318
                                                                             -------------    -------------
EXPENSES:
  Mortality and expense risk fees ........................................       1,442,088          113,457
  Administrative expense fees ............................................         178,236           14,023
                                                                             -------------    -------------
    Total expenses .......................................................       1,620,324          127,480
                                                                             -------------    -------------
    Net investment income (loss) .........................................      (1,620,324)         (64,162)
                                                                             -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................         175,189             --
  Net realized gain (loss) from sales of investments .....................       3,879,467           62,828
                                                                             -------------    -------------
    Net realized gain (loss)  ............................................       4,054,656           62,828
  Net unrealized gain (loss) .............................................      24,372,518        4,991,227
                                                                             -------------    -------------
    Net realized and unrealized  gain (loss) .............................      28,427,174        5,054,055
                                                                             -------------    -------------
    Net increase (decrease) in net assets from operations ................   $  26,806,850    $   4,989,893
                                                                             -------------    -------------
                                                                             -------------    -------------


   The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     Select          Select          Alliance
                                                                     Value          Strategic        Premier      Fidelity VIP
                                                                  Opportunity        Growth          Growth*      High Income
                                                                  ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends ...................................................   $        169    $     53,846    $       --      $  9,709,230
                                                                  ------------    ------------    ------------    ------------
EXPENSES:
  Mortality and expense risk fees .............................        369,054         160,660           4,767       1,480,008
  Administrative expense fees .................................         45,613          19,856             589         182,922
                                                                  ------------    ------------    ------------    ------------
    Total expenses ............................................        414,667         180,516           5,356       1,662,930
                                                                  ------------    ------------    ------------    ------------
    Net investment income (loss) ..............................       (414,498)       (126,670)         (5,356)      8,046,300
                                                                  ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .........      1,692,360            --              --           362,962
  Net realized gain (loss) from sales of investments ..........     (1,502,575)         39,567             367        (813,305)
                                                                  ------------    ------------    ------------    ------------
    Net realized gain (loss) ..................................        189,785          39,567             367        (450,343)
  Net unrealized gain (loss) ..................................       (996,153)      2,085,609         373,402        (335,164)
                                                                  ------------    ------------    ------------    ------------

    Net realized and unrealized  gain (loss) ..................       (806,368)      2,125,176         373,769        (785,507)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations .....   $ (1,220,866)   $  1,998,506    $    368,413    $  7,260,793
                                                                  ------------    ------------    ------------    ------------
                                                                  ------------    ------------    ------------    ------------

                                                                                                  T. Rowe Price
                                                                  Fidelity VIP    Fidelity VIP    International
                                                                  Equity-Income      Growth           Stock
                                                                  ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends ...................................................   $  2,715,163    $    275,171    $    324,142
                                                                  ------------    ------------    ------------
EXPENSES:
  Mortality and expense risk fees .............................      2,605,002       2,549,237         843,850
  Administrative expense fees .................................        321,967         315,074         104,296
                                                                  ------------    ------------    ------------
    Total expenses ............................................      2,926,969       2,864,311         948,146
                                                                  ------------    ------------    ------------
    Net investment income (loss) ..............................       (211,806)     (2,589,140)       (624,004)
                                                                  ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .........      6,001,940      17,301,381       1,018,731
  Net realized gain (loss) from sales of investments ..........      1,611,125       1,626,132      12,364,136
                                                                  ------------    ------------    ------------
    Net realized gain (loss) ..................................      7,613,065      18,927,513      13,382,867
  Net unrealized gain (loss) ..................................        910,958      50,612,325       9,156,450
                                                                  ------------    ------------    ------------

    Net realized and unrealized  gain (loss) ..................      8,524,023      69,539,838      22,539,317
                                                                  ------------    ------------    ------------
    Net increase (decrease) in net assets from operations .....   $  8,312,217    $ 66,950,698    $ 21,915,313
                                                                  ------------    ------------    ------------
                                                                  ------------    ------------    ------------


* For the period 10/6/99 to 12/31/99.

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Select
                                                                           Aggressive Growth                 Select Growth
                                                                         Year Ended December 31,         Year Ended December 31,
                                                                          1999           1998            1999             1998
                                                                     -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ....................................  $  (3,391,385)  $  (2,962,901)  $  (5,238,670)  $  (3,459,314)
  Net realized gain (loss) ........................................     39,540,971       3,969,770      27,835,557       6,072,884
  Net unrealized gain (loss) ......................................     45,108,171      17,405,709      80,513,411      74,575,052
                                                                     -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ..........     81,257,757      18,412,578     103,110,298      77,188,622
                                                                     -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...........................................     24,255,918      36,061,562      56,468,347      70,613,422
  Withdrawals .....................................................    (21,732,026)    (13,438,781)    (28,886,868)    (15,891,976)
  Contract benefits ...............................................     (3,115,459)     (2,728,888)     (6,001,518)     (3,404,074)
  Contract charges ................................................        (92,474)        (89,767)       (116,966)        (89,116)
  Transfers between sub-accounts (including fixed account), net ...     (9,064,037)     (7,180,823)     (2,504,767)        266,856
  Other transfers from (to) the General Account ...................      7,017,452       1,134,404      20,488,160       1,932,745
  Net increase (decrease) in investment by Sponsor ................           --              --              --              --
                                                                     -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions.     (2,730,626)     13,757,707      39,446,388      53,427,857
                                                                     -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ...........................     78,527,131      32,170,285     142,556,686     130,616,479

NET ASSETS:
  Beginning of year ...............................................    228,648,337     196,478,052     336,652,400     206,035,921
                                                                     -------------   -------------   -------------   -------------
  End of year .....................................................  $ 307,175,468   $ 228,648,337   $ 479,209,086   $ 336,652,400
                                                                     -------------   -------------   -------------   -------------
                                                                     -------------   -------------   -------------   -------------


                                                                         Select Growth and Income              Select Income
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                           1999            1998            1999            1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (941,862)  $    (335,924)  $   7,212,325   $   5,303,429
  Net realized gain (loss) .........................................     29,012,452       1,988,959         741,998         191,685
  Net unrealized gain (loss) .......................................     23,575,138      32,750,667     (11,289,090)        575,603
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........     51,645,728      34,403,702      (3,334,767)      6,070,717
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     48,537,477      63,681,715      24,820,260      43,005,439
  Withdrawals ......................................................    (24,493,254)    (15,115,743)    (13,453,696)     (8,082,420)
  Contract benefits ................................................     (6,377,979)     (4,138,997)     (2,636,252)     (1,772,510)
  Contract charges .................................................        (99,080)        (85,677)        (43,282)        (37,909)
  Transfers between sub-accounts (including fixed account), net ....     (8,982,046)        106,049     (11,621,085)      3,617,459
  Other transfers from (to) the General Account ....................     20,470,398       3,902,001      14,208,620       3,052,759
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     29,055,516      48,349,348      11,274,565      39,782,818
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     80,701,244      82,753,050       7,939,798      45,853,535

NET ASSETS:
  Beginning of year ................................................    295,926,306     213,173,256     140,034,473      94,180,938
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 376,627,550   $ 295,926,306   $ 147,974,271   $ 140,034,473
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------



                                                                              Money Market
                                                                          Year Ended December 31,
                                                                           1999            1998
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $   4,896,887   $   3,859,624
  Net realized gain (loss) .........................................           --              --
  Net unrealized gain (loss) .......................................           --              --
                                                                      -------------   -------------

  Net increase (decrease)  in net assets from operations ...........      4,896,887       3,859,624
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     58,002,004      65,100,611
  Withdrawals ......................................................    (34,935,305)    (20,168,912)
  Contract benefits ................................................     (8,743,929)     (5,486,115)
  Contract charges .................................................        (32,442)        (24,776)
  Transfers between sub-accounts (including fixed account), net ....     23,841,962      (7,256,363)
  Other transfers from (to) the General Account ....................      4,765,007         645,196
  Net increase (decrease) in investment by Sponsor .................           --              --
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     42,897,297      32,809,641
                                                                      -------------   -------------

  Net increase (decrease) in net assets ............................     47,794,184      36,669,265

NET ASSETS:
  Beginning of year ................................................    113,815,089      77,145,824
                                                                      -------------   -------------
  End of year ......................................................  $ 161,609,273   $ 113,815,089
                                                                      -------------   -------------
                                                                      -------------   -------------


   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  Select                         Select
                                                                           International Equity           Capital Appreciation
                                                                          Year Ended December 31,        Year Ended December 31,
                                                                           1999            1998            1999            1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $  (2,599,338)  $       7,654   $  (1,620,324)  $  (1,175,589)
  Net realized gain (loss) .........................................     35,216,024       1,650,381       4,054,656      16,587,627
  Net unrealized gain (loss) .......................................     20,440,939      17,773,061      24,372,518      (4,726,710)
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........     53,057,625      19,431,096      26,806,850      10,685,328
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     22,969,590      29,615,052      20,479,493      25,436,320
  Withdrawals ......................................................    (12,716,071)     (8,122,159)     (7,003,864)     (3,623,727)
  Contract benefits ................................................     (2,279,246)     (1,791,387)     (1,657,807)     (1,106,068)
  Contract charges .................................................        (60,729)        (56,589)        (37,408)        (30,776)
  Transfers between sub-accounts (including fixed account), net ....     (7,267,716)     (5,116,809)     (2,237,250)     (2,261,255)
  Other transfers from (to) the General Account ....................      9,337,645       1,294,775       6,878,405         654,274
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      9,983,473      15,822,883      16,421,569      19,068,768
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     63,041,098      35,253,979      43,228,419      29,754,096

NET ASSETS:
  Beginning of year ................................................    165,703,596     130,449,617     102,870,665      73,116,569
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 228,744,694   $ 165,703,596   $ 146,099,084   $ 102,870,665
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------


                                                                                   Select
                                                                               Emerging Markets
                                                                        Year Ended           Period From
                                                                         12/31/99       2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $     (64,162)    $           (15,971)
  Net realized gain (loss) .........................................         62,828                 (24,720)
  Net unrealized gain (loss) .......................................      4,991,227                (309,858)
                                                                      -------------     --------------------

  Net increase (decrease)  in net assets from operations ...........      4,989,893                (350,549)
                                                                      -------------     --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      4,785,976               3,000,520
  Withdrawals ......................................................       (368,856)                (61,386)
  Contract benefits ................................................        (82,822)                 (9,898)
  Contract charges .................................................         (2,679)                   (134)
  Transfers between sub-accounts (including fixed account), net ....      3,126,568               1,172,968
  Other transfers from (to) the General Account ....................      1,899,441                 291,059
  Net increase (decrease) in investment by Sponsor .................           --                      --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .      9,357,628               4,393,129
                                                                      -------------     --------------------

  Net increase (decrease) in net assets ............................     14,347,521               4,042,580

NET ASSETS:
  Beginning of year ................................................      4,042,580                    --
                                                                      -------------     --------------------
  End of year ......................................................  $  18,390,101     $         4,042,580
                                                                      -------------     --------------------
                                                                      -------------     --------------------


                                                                                   Select
                                                                               Value Opportunity
                                                                        Year Ended          Period From
                                                                         12/31/99       2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (414,498)    $             49,651
  Net realized gain (loss) .........................................        189,785                   (3,663)
  Net unrealized gain (loss) .......................................       (996,153)                 160,234
                                                                      -------------     --------------------
  Net increase (decrease)  in net assets from operations ...........     (1,220,866)                 206,222
                                                                      -------------     --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     16,094,140               12,809,082
  Withdrawals ......................................................     (1,105,798)                (356,168)
  Contract benefits ................................................       (412,758)                 (49,956)
  Contract charges .................................................         (6,920)                    (478)
  Transfers between sub-accounts (including fixed account), net ....      2,467,165                4,206,999
  Other transfers from (to) the General Account ....................      6,882,082                1,218,807
  Net increase (decrease) in investment by Sponsor .................           --                       --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .     23,917,911               17,828,286
                                                                      -------------     --------------------

  Net increase (decrease) in net assets ............................     22,697,045               18,034,508

NET ASSETS:
  Beginning of year ................................................     18,034,508                     --
                                                                      -------------     --------------------
  End of year ......................................................  $  40,731,553     $         18,034,508
                                                                      -------------     --------------------
                                                                      -------------     --------------------


                                                                                  Select
                                                                             Strategic Growth
                                                                       Year Ended           Period From
                                                                        12/31/99        2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (126,670)    $            (28,486)
  Net realized gain (loss) .........................................         39,567                 (151,091)
  Net unrealized gain (loss) .......................................      2,085,609                  219,846
                                                                      -------------     --------------------
  Net increase (decrease)  in net assets from operations ...........      1,998,506                   40,269
                                                                      -------------     --------------------
  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      7,433,586                5,671,296
  Withdrawals ......................................................       (679,903)                (209,854)
  Contract benefits ................................................        (83,051)                 (20,535)
  Contract charges .................................................         (3,223)                    (338)
  Transfers between sub-accounts (including fixed account), net ....        (49,588)               2,187,617
  Other transfers from (to) the General Account ....................      2,524,904                  723,590
  Net increase (decrease) in investment by Sponsor .................           --                       --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .      9,142,725                8,351,776
                                                                      -------------     --------------------
  Net increase (decrease) in net assets ............................     11,141,231                8,392,045

NET ASSETS:
  Beginning of year ................................................      8,392,045                     --
                                                                      -------------     --------------------
  End of year ......................................................  $  19,533,276     $          8,392,045
                                                                      -------------     --------------------
                                                                      -------------     --------------------

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                           Alliance
                                                                        Premier Growth
                                                                          Period from
                                                                      10/6/99* to 12/31/99
                                                                      --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $             (5,356)
  Net realized gain (loss) .........................................                   367
  Net unrealized gain (loss) .......................................               373,402
                                                                      --------------------

  Net increase (decrease)  in net assets from operations ...........               368,413
                                                                      --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................             6,222,365
  Withdrawals ......................................................              (196,510)
  Contract benefits ................................................                  --
  Contract charges .................................................                  (670)
  Transfers between sub-accounts (including fixed account), net ....                  --
  Other transfers from (to) the General Account ....................               172,591
  Net increase (decrease) in investment by Sponsor .................                    (3)
                                                                      --------------------
  Net increase (decrease) in net assets from contract transactions .             6,197,773
                                                                      --------------------

  Net increase (decrease) in net assets ............................             6,566,186

NET ASSETS:
  Beginning of year ................................................                  --
                                                                      --------------------
  End of year ......................................................         $   6,566,186
                                                                      --------------------
                                                                      --------------------


                                                                         Fidelity VIP High Income       Fidelity VIP Equity-Income
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                           1999            1998            1999           1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $   8,046,300   $   4,194,465   $    (211,806)  $    (415,937)
  Net realized gain (loss) .........................................       (450,343)      3,061,179       7,613,065       6,181,847
  Net unrealized gain (loss) .......................................       (335,164)    (13,622,064)        910,958       7,180,318
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........      7,260,793      (6,366,420)      8,312,217      12,946,228
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     21,260,358      33,755,346      38,502,384      57,177,724
  Withdrawals ......................................................     (8,950,671)     (4,291,123)    (13,886,488)     (6,972,862)
  Contract benefits ................................................     (2,314,938)     (1,095,080)     (3,567,803)     (1,970,745)
  Contract charges .................................................        (32,098)        (24,772)        (56,448)        (41,629)
  Transfers between sub-accounts (including fixed account), net ....     (1,926,907)      5,384,061      (4,177,665)      3,401,689
  Other transfers from (to) the General Account ....................      9,311,665       1,643,387      19,756,379       3,352,791
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     17,347,409      35,371,819      36,570,359      54,946,968
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     24,608,202      29,005,399      44,882,576      67,893,196

NET ASSETS:
  Beginning of year ................................................    101,203,216      72,197,817     178,330,222     110,437,026
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 125,811,418   $ 101,203,216   $ 223,212,798   $ 178,330,222
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------


                                                                                                             T. Rowe Price
                                                                           Fidelity VIP Growth             International Stock
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                          1999             1998            1999            1998
                                                                      -------------   -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $  (2,589,140)  $  (1,086,153)  $    (624,004)  $     (41,275)
  Net realized gain (loss) .........................................     18,927,513      11,869,942      13,382,867         385,253
  Net unrealized gain (loss) .......................................     50,612,325      25,112,290       9,156,450       5,788,775
                                                                      -------------   -------------    ------------    ------------

  Net increase (decrease)  in net assets from operations ...........     66,950,698      35,896,079      21,915,313       6,132,753
                                                                      -------------   -------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     51,086,036      35,768,091      12,519,911      14,149,159
  Withdrawals ......................................................    (13,782,325)     (5,164,629)     (4,048,055)     (2,057,947)
  Contract benefits ................................................     (3,164,854)     (1,505,737)       (951,093)       (649,684)
  Contract charges .................................................        (58,541)        (37,556)        (21,525)        (18,009)
  Transfers between sub-accounts (including fixed account), net ....     19,475,643       3,426,882        (894,900)     (1,989,024)
  Other transfers from (to) the General Account ....................     17,547,185       1,296,933       5,061,257         812,777
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions .     71,103,144      33,783,984      11,665,595      10,247,272
                                                                      -------------   -------------    ------------    ------------

  Net increase (decrease) in net assets ............................    138,053,842      69,680,063      33,580,908      16,380,025

NET ASSETS:
  Beginning of year ................................................    147,531,533      77,851,470      57,943,955      41,563,930
                                                                      -------------   -------------    ------------    ------------
  End of year ......................................................  $ 285,585,375   $ 147,531,533    $ 91,524,863    $ 57,943,955
                                                                      -------------   -------------    ------------    ------------
                                                                      -------------   -------------    ------------    ------------

The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1  - ORGANIZATION

     Allmerica Select Separate Account (Allmerica Select) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on March 5, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

     Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers fifteen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Alliance Variable Products Series Fund, Inc.(Alliance) managed by Alliance Capital Management L.P.; or of the Variable Insurance Products Fund (Fidelity VIP) managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Alliance, Fidelity VIP, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3  - INVESTMENTS

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                                Portfolio Information
                                                --------------------------------------------------------------
                                                                                                     Net Asset
                                                   Number of                 Aggregate                 Value
      Investment Portfolio                          Shares                     Cost                  Per Share
      --------------------                       -----------               ------------              ---------
Select Aggressive Growth ........                 90,058,975               $209,913,818              $ 3.411
Select Growth ...................                157,184,618                281,077,108                3.049
Select Growth and Income ........                194,907,413                288,280,073                1.933
Select Income ...................                155,283,933                156,838,773                0.953
Money Market ....................                161,507,693                161,507,693                1.000
Select International Equity .....                112,636,966                181,080,480                2.031
Select Capital Appreciation .....                 71,171,442                117,150,392                2.053
Select Emerging Markets .........                 14,246,523                 13,725,139                1.292
Select Value Opportunity ........                 26,793,321                 41,588,560                1.521
Select Strategic Growth .........                 17,352,214                 17,233,138                1.126
Alliance Premier Growth .........                    162,719                  6,208,580               40.450
Fidelity VIP High Income ........                 11,126,220                133,018,263               11.310
Fidelity VIP Equity-Income ......                  8,683,516                199,719,712               25.710
Fidelity VIP Growth .............                  5,199,368                199,026,231               54.930
T. Rowe Price International Stock                  4,807,671                 76,910,552               19.040

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     For contracts issued on Form A3020-92 (Allmerica Select Resource I), a contract fee is deducted on the contract anniversary and upon full surrender of the contract. For contracts issued on Form A3025-96 (Allmerica Select Resource
II), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $50,000. For contracts issued on Form A3027-98 (Allmerica Select Charter) and on Form A3028-99 (Allmerica Select Reward), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $75,000. The fee is currently waived for Allmerica Select Resource II and Select Reward contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of certain independent broker-dealers. The Allmerica Select Resource I and II and Allmerica Select Reward contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

     Transactions from contractowners and sponsor were as follows:

                                                                                Year Ended December 31,
                                                                       1999                               1998
                                                        ---------------------------------   ---------------------------------
                                                             UNITS             AMOUNT             UNITS             AMOUNT
                                                        ---------------   ---------------   ---------------   ---------------
Select Aggressive Growth
  Issuance of Units ..................................       75,252,384   $   215,594,821        28,443,354   $    71,461,752
  Redemption of Units ................................      (76,759,554)     (218,325,447)      (22,974,119)      (57,704,045)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       (1,507,170)  $    (2,730,626)        5,469,235   $    13,757,707
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Growth
  Issuance of Units ..................................       53,807,629   $   161,684,575        48,669,777   $   117,987,024
  Redemption of Units ................................      (40,286,966)     (122,238,187)      (26,664,319)      (64,559,167)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       13,520,663   $    39,446,388        22,005,458   $    53,427,857
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Growth and Income
  Issuance of Units ..................................       41,734,130   $   102,259,914        45,914,205   $    99,392,688
  Redemption of Units ................................      (30,125,418)      (73,204,398)      (23,587,262)      (51,043,340)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       11,608,712   $    29,055,516        22,326,943   $    48,349,348
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Income
  Issuance of Units ..................................       48,275,738   $    63,597,852        59,979,984   $    80,651,018
  Redemption of Units ................................      (40,009,593)      (52,323,287)      (30,202,528)      (40,868,200)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,266,145   $    11,274,565        29,777,456   $    39,782,818
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Money Market
  Issuance of Units ..................................      628,585,498   $   835,137,989       160,175,464   $   193,712,183
  Redemption of Units ................................     (594,333,800)     (792,240,692)     (132,822,470)     (160,902,542)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       34,251,698   $    42,897,297        27,352,994   $    32,809,641
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select International Equity
  Issuance of Units ..................................      164,673,863   $   284,544,051        35,836,093   $    56,782,369
  Redemption of Units ................................     (158,190,366)     (274,560,578)      (25,978,288)      (40,959,486)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        6,483,497   $     9,983,473         9,857,805   $    15,822,883
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Capital Appreciation
  Issuance of Units ..................................       39,275,736   $    78,604,034        25,684,264   $    44,175,487
  Redemption of Units ................................      (31,115,549)      (62,182,465)      (14,627,907)      (25,106,719)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,160,187   $    16,421,569        11,056,357   $    19,068,768
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Emerging Markets
  Issuance of Units ..................................       12,741,433   $    12,693,100         6,117,004   $     5,235,588
  Redemption of Units ................................       (3,448,629)       (3,335,472)         (907,615)         (842,459)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        9,292,804   $     9,357,628         5,209,389   $     4,393,129
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Value Opportunity
  Issuance of Units ..................................       55,225,027   $    50,439,314        20,566,820   $    20,586,826
  Redemption of Units ................................      (29,625,233)      (26,521,403)       (2,327,244)       (2,758,540)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       25,599,794   $    23,917,911        18,239,576   $    17,828,286
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------


                                     SA-10


                         ALLMERICA SELECT SEPARATE ACCOUNT

                     NOTES TO FINANCIAL STATEMENTS (Continued)


Note 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)


                                                                                Year Ended December 31,
                                                                       1999                               1998
                                                        ---------------------------------   ---------------------------------
                                                             UNITS             AMOUNT             UNITS             AMOUNT
                                                        ---------------   ---------------   ---------------   ---------------
Select Strategic Growth
  Issuance of Units ..................................       13,362,189   $    13,598,310        10,583,703   $    10,307,180
  Redemption of Units ................................       (4,358,489)       (4,455,585)       (1,875,191)       (1,955,404)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        9,003,700   $     9,142,725         8,708,512   $     8,351,776
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Alliance Premier Growth
  Issuance of Units ..................................        5,570,878   $     6,498,202               -     $           -
  Redemption of Units ................................         (261,505)         (300,429)              -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        5,309,373   $     6,197,773               -     $           -
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP High Income
  Issuance of Units ..................................       38,346,359   $    53,501,177        42,299,742   $    60,272,832
  Redemption of Units ................................      (25,918,736)      (36,153,768)      (17,784,384)      (24,901,013)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       12,427,623   $    17,347,409        24,515,358   $    35,371,819
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP Equity-Income
  Issuance of Units ..................................       46,507,097   $    91,172,489        48,319,788   $    87,225,760
  Redemption of Units ................................      (27,985,168)      (54,602,130)      (17,913,028)      (32,278,792)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       18,521,929   $    36,570,359        30,406,760   $    54,946,968
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP Growth
  Issuance of Units ..................................       47,634,153   $   125,046,338        32,964,840   $    65,335,816
  Redemption of Units ................................      (20,618,401)      (53,943,194)      (15,681,080)      (31,551,832)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       27,015,752   $    71,103,144        17,283,760   $    33,783,984
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

T. Rowe Price International Stock
  Issuance of Units ..................................      115,271,622   $   173,722,453        17,721,810   $    23,965,360
  Redemption of Units ................................     (106,914,833)     (162,056,858)      (10,241,106)      (13,718,088)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,356,789   $    11,665,595         7,480,704   $    10,247,272
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 7 -  PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Funds by Allmerica Select during the year ended December 31, 1999 were as follows:

           Investment Portfolio                                  Purchases                    Sales
           --------------------                              --------------             --------------
Select Aggressive Growth .........................             $157,193,601               $163,300,688
Select Growth ....................................               90,300,034                 43,194,032
Select Growth and Income .........................               71,305,013                 18,086,672
Select Income ....................................               35,830,544                 16,211,638
Money Market .....................................              666,899,848                619,252,030
Select International Equity ......................              244,433,761                237,028,642
Select Capital Appreciation ......................               52,799,447                 37,807,126
Select Emerging Markets ..........................                9,928,319                    618,446
Select Value Opportunity .........................               43,234,342                 18,017,481
Select Strategic Growth ..........................               10,240,619                  1,219,247
Alliance Premier Growth ..........................                6,225,899                     17,686
Fidelity VIP High Income .........................               37,231,381                 11,448,574
Fidelity VIP Equity-Income .......................               56,271,017                 13,870,121
Fidelity VIP Growth ..............................               93,710,387                  7,879,073
T. Rowe Price International Stock ................              155,651,465                143,577,942
                                                             --------------             --------------
  Totals .........................................           $1,731,255,677             $1,331,529,398
                                                             --------------             --------------
                                                             --------------             --------------

NOTE 8 - PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

     An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.

                                           PART C. OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

   (a)   FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company
         Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

   (b)   EXHIBITS

         EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3 (a) Underwriting and Administrative Services Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                     incorporated by reference herein.

                     (b) Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                     (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                     (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                     (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective
                           Amendment No. 16 (File Nos. 33-47216, 811-6632),
                           and is incorporated by reference herein.

         EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

          EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7
                     (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

          EXHIBIT 7  Not Applicable.

          EXHIBIT 8  (a)  Fidelity Service Agreement was previously filed on
                          April 30, 1996 in Post-Effective No. 8 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                     (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                     (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                     (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                     (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and
                          are incorporated by reference herein.

                     (f)  Directors' Power of Attorney is filed herewith.

          EXHIBIT 9       Opinion of Counsel is filed herewith.

          EXHIBIT 10      Consent of Independent Accountants is filed herewith.

          EXHIBIT 11      None.

          EXHIBIT 12      None.

          EXHIBIT 13 Schedule for Computation of Performance Quotations is filed herewith.

          EXHIBIT 14      Not Applicable.

          EXHIBIT 15 (a)  Participation Agreement between the Company and
                          Allmerica Investment Trust
                          dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     (b) Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and
                          is incorporated by reference herein.

                     (c)  Participation Agreement between the Company and
                          T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and
                          is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                           Director (since 1996), Vice President (since 1984) and Assistant
  Director                                  Secretary (since 1992) of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                        First Allmerica
  Corporate Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Mary Eldridge                               Secretary (since 1999) of First Allmerica; Secretary (since 1999) of
  Secretary                                 Allmerica Investments, Inc.; and Secretary (since 1999) of Allmerica

                                            Financial Investment Management Services, Inc.

J. Kendall Huber                            Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and              2000); Vice President (1999) of Promos Hotel Corporation; Vice
  General Counsel                           Vice President and President & Deputy General Counsel (1995-1998) of USF&G
                                            Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and              (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                  Financial Investment Management Services, Inc.; and President (since 1995)
                                            and Director (since 1996) of Allmerica Asset Management, Inc.


J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to
                                            1996) of The Hanover Insurance Company

James R. McAuliffe                          Director (since 1996) of First Allmerica; Director (since 1992), President
  Director                                  (since 1994) and Chief Executive Officer (since 1996) of Citizens
                                            Insurance Company of America

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer              Allmerica; Associate, Investment Banking (1996-1997) of Merrill
                                            Lynch & Co.; Associate, Investment Banking (1995) of Salomon
                                            Brothers, Inc.; Treasurer (since 2000) of Allmerica Investments, Inc.,
                                            Allmerica Asset Management, Inc. and Allmerica Financial Investment
                                            Management Services, Inc.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica.
  of the Board

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                  1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                   President (since 1995) of Allmerica Financial Life Insurance and
  Chief Executive Officer                   Annuity Company; Director (since 1990) of Allmerica Investments, Inc.;
                                            and Director and President (since 1998) of Allmerica Financial
                                            Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica; Director
  Director                                  (since 1998) of The Hanover Insurance Company; Chief Executive
                                            Officer (1996 to 1998) of Travelers Property & Casualty; Senior Vice
                                            President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President               Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                            1991) of Allmerica Financial Investment Management Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

      -

          ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


              NAME                                   ADDRESS                          TYPE OF BUSINESS
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth &  Income Fund, L.P                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653


Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653


Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency            200 Southbridge Parkway         Insurance Agency
Inc. of Alabama                                   Suite 400
                                                  Birmingham, AL 35209

Allmerica Investments Insurance Agency of         14211 Commerce Way              Insurance Agency
Florida, Inc.                                     Miami Lakes, FL 33016

Allmerica Investment Insurance Agency Inc. of     1455 Lincoln Parkway            Insurance Agency
Georgia                                           Suite 300
                                                  Atlanta, GA 30346

Allmerica Investment Insurance Agency Inc. of     Barkley Bldg-Suite 105          Insurance Agency
Kentucky                                          12700 Shelbyville Road
                                                  Louisiana, KY 40423

Allmerica Investments Insurance Agency Inc. of    631 Lakeland East Drive         Insurance Agency
Mississippi                                       Flowood, MS 39208

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                   Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty


                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover Lloyd's Insurance       Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

ITEM 27.      NUMBER OF CONTRACT OWNERS

      As of February 29, 2000, there were 14,472 Contact holders of qualified Contracts and 22,029 Contract holders of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

      Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.      PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -   Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica
           Investments, Inc. is:
           440 Lincoln Street
           Worcester, Massachusetts 01653

          NAME              POSITION OR OFFICE WITH UNDERWRITER

Margaret L. Abbott              Vice President

Emil J. Aberizk, Jr             Vice President

Edward T. Berger                Vice President and Chief Compliance Officer

Michael J. Brodeur              Vice President Operations

Mark R. Colborn                 Vice President

Claudia J. Eckels               Vice President

Mary M. Eldridge               Secretary/Clerk

Philip L. Heffernan            Vice President

J. Kendall Huber               Director

Mark C. McGivney               Treasurer

William F. Monroe, Jr.         President, Director and Chief Executive Officer

David J. Mueller               Vice President, Chief Financial Officer,
                               Financial Operations Principal and Controller

Stephen Parker                 Vice President and Director

Richard M. Reilly              Director and Chairman of the Board

Eric A. Simonsen               Director

Mark G. Steinberg              Senior Vice President

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), the aggregate amount of commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant was $29,686,895 in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

      Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.     MANAGEMENT SERVICES

      The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.     UNDERTAKINGS

      (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

      (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

      1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

      2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

      3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

      4.  A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

      Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of April, 2000.

                    ALLMERICA SELECT SEPARATE ACCOUNT OF
           ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                          By:  /s/ Mary Eldridge
                                               ------------------------
                                               Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                Title                                                Date
----------                                -----                                                ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller              April 3, 2000
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial
------------------------------------      Officer

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment
------------------------------------      Officer

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

J. Barry May*                             Director
------------------------------------

James R. McAuliffe*                       Director
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Eric A. Simonsen*                         Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-47216)

                               EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants

Exhibit 13        Schedule for Computation of Performance Quotations